Restatement of Prior Period Financial Statements (Details 1) - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2016	Dec. 31, 2015		Mar. 31, 2016		Mar. 31, 2015
Revenues					$ 225,000
Operating Expenses
Selling, general and administrative		1,259,297	363,303		3,786,840	2,891,946		3,619,000		2,715,881
Related party expenses		90,000	90,000		270,000	270,000		360,000		526,660
Total operating expenses		1,349,297	453,303		4,056,840	3,161,946		3,979,000		3,242,541
Income (loss) from operations		(1,349,297)	(453,303)		(3,831,840)	(3,161,946)		(3,979,000)		(3,242,541)
Other (income) expense
Compensation expense, investors										2,600,080
Interest (income) expense, net		(257,372)	(49,265)		(437,733)	(66,830)		(178,498)		(46,016)
Earnings from investment		69,163	188,178		132,832	268,090		410,553		278,962
Other (income) expense, net		(3,191,613)	138,913		(5,311,282)	201,260		232,055		(2,367,134)
Net income (loss) attributable to Loton Corp. stockholders		$ (4,540,910)	$ (314,390)		$ (9,143,122)	$ (2,960,686)		$ (3,746,944)		$ (5,609,675)
Earnings Per Share:
- basic and diluted (in dollars per share)		$ (0.05)	$ 0.00		$ (0.10)	$ (0.03)		$ (0.04)		$ (0.7)
Weighted average common shares outstanding:
- basic and diluted (in shares)		100,456,780	91,846,946		96,087,426	90,597,462		90,082,796		75,272,994
Originally Filed [Member]
Revenues	[1]		$ 2,185,959			$ 5,322,665				$ 7,436,877
Cost of Revenue			280,110	[1]		734,179	[1]			1,101,267
Gross Margin			1,905,849			4,588,486				6,335,610	[2]
Operating Expenses
Selling, general and administrative	[1]		2,242,064			7,073,377				7,886,823
Related party expenses	[1]		120,331			362,578				609,183
Total operating expenses			2,362,395			7,435,955				8,496,006
Income (loss) from operations			(456,546)			(2,847,469)				(2,160,396)
Other (income) expense
Interest (income) expense, net			(28,874,000)	[1]		(120,965)	[1]			131,707
Earnings from investment				[1]			[2]				[2]
Other (income) expense, net			(28,874)			(120,965)				2,731,787
Net income (loss) before income taxes			(485,420)			(2,968,434)				(4,892,183)
Income tax provision	[1]		82,544			180,353				261,784
Net income (loss) before non-controlling interest			(567,964)			(3,148,787)				(5,153,967)	[1]
Net income (loss) attributable to non-controlling interest	[1]		190,497			266,786				278,959
Net income (loss) attributable to Loton Corp. stockholders			(758,461)			(3,415,573)				(5,432,926)
Other comprehensive income (loss)
FX translation gain (loss)	[1]									(8,226)
FX translation gain (loss) attributable to non-controlling interest	[1]									(4,113)
Other comprehensive income (loss) attributable to Loton Corp stockholders			(2,319)			1,304				(4,113)
Comprehensive income (loss)			$ (760,780)			$ (3,414,269)				$ (5,437,039)
Earnings Per Share:
- basic and diluted (in dollars per share)			$ (0.01)			$ (0.04)				$ (0.07)
Weighted average common shares outstanding:
- basic and diluted (in shares)			91,846,946			90,597,462				79,904,572
Effective Of Deconsolidation Of OCHL[Member]
Revenues			$ (2,185,959)	[1]		$ (5,322,665)	[1]	$ (7,436,877)	[2]
Cost of Revenue			(280,110)	[1]		734,179	[1]	(1,101,267)
Gross Margin			(1,905,849)			(4,588,486)		(6,335,610)	[2]
Operating Expenses
Selling, general and administrative	[1]		(1,878,761)			(4,181,431)		(5,170,942)
Related party expenses	[1]		(30,331)			(92,578)		(82,523)
Total operating expenses			(1,909,092)			(4,274,009)		(5,253,465)
Income (loss) from operations			3,243			314,477		(1,082,145)
Other (income) expense
Compensation expense, investors
Interest (income) expense, net			(20,391,000)	[1]		54,135	[1]	(85,691)
Earnings from investment				[1]			[2]		[2]
Other (income) expense, net			(20,391)			54,135		(85,691)
Net income (loss) before income taxes			(17,148)			(260,342)		(996,454)
Income tax provision	[1]		(82,544)			(180,353)		261,784
Net income (loss) before non-controlling interest			65,396			(79,989)		(734,670)	[1]
Net income (loss) attributable to non-controlling interest	[1]		(190,497)			(266,786)		(278,959)
Net income (loss) attributable to Loton Corp. stockholders			255,893			186,797		(455,711)
Other comprehensive income (loss)
FX translation gain (loss)	[1]							8,226
FX translation gain (loss) attributable to non-controlling interest	[1]							4,113
Other comprehensive income (loss) attributable to Loton Corp stockholders			2,319			(1,304)		4,113
Comprehensive income (loss)			258,212			185,493		(451,598)
Pro Forma After Deconsolidation [Member]
Revenues	[1]
Cost of Revenue				[1]			[1]
Gross Margin											[2]
Operating Expenses
Selling, general and administrative	[1]		363,303			2,891,946				2,715,881
Related party expenses	[1]		90,000			270,000				526,660
Total operating expenses			453,303			3,161,946				(3,242,541)
Income (loss) from operations			(453,303)			(3,161,946)				(3,242,541)
Other (income) expense
Compensation expense, investors										2,600,080
Interest (income) expense, net			(49,265)	[1]		(66,830)	[1]			46,016
Earnings from investment				[1]			[2]				[2]
Other (income) expense, net			(49,265)			(66,830)				2,646,096
Net income (loss) before income taxes			(502,568)							(5,888,637)
Income tax provision	[1]
Net income (loss) before non-controlling interest			(502,568)			(3,228,776)				(5,888,637)
Net income (loss) attributable to non-controlling interest	[1]
Net income (loss) attributable to Loton Corp. stockholders			(502,568)			(3,228,776)				(5,888,637)
Other comprehensive income (loss)
FX translation gain (loss)	[1]
FX translation gain (loss) attributable to non-controlling interest	[1]
Other comprehensive income (loss) attributable to Loton Corp stockholders
Comprehensive income (loss)			$ (502,568)			$ (3,228,776,000)				$ (5,888,637)
Earnings Per Share:
- basic and diluted (in dollars per share)			$ (0.01)			$ (0.04)				$ (0.07)
Weighted average common shares outstanding:
- basic and diluted (in shares)			91,846,946			90,597,462
Equity Treatment, Invesment in OCHL [Member]
Revenues	[1]
Cost of Revenue				[1]			[1]
Gross Margin									[2]
Operating Expenses
Selling, general and administrative	[1]
Related party expenses	[1]
Total operating expenses
Income (loss) from operations
Other (income) expense
Compensation expense, investors
Interest (income) expense, net				[1]			[1]
Earnings from investment			188,178	[1]		268,090	[2]	(278,962)	[2]
Other (income) expense, net			188,178			268,090		(278,962)
Net income (loss) before income taxes			188,178			268,090		278,962
Income tax provision	[1]
Net income (loss) before non-controlling interest			188,178			268,090		(278,962)	[1]
Net income (loss) attributable to non-controlling interest	[1]
Net income (loss) attributable to Loton Corp. stockholders			188,178			268,090
Other comprehensive income (loss)
FX translation gain (loss)	[1]
FX translation gain (loss) attributable to non-controlling interest	[1]
Other comprehensive income (loss) attributable to Loton Corp stockholders
Comprehensive income (loss)			188,178,000			268,090		(278,962)
As Restated [Member]
Revenues									[1]
Cost of Revenue				[1]			[1]
Gross Margin									[2]
Operating Expenses
Selling, general and administrative	[1]		363,303			2,891,946		2,715,881
Related party expenses	[1]		90,000			270,000		526,660
Total operating expenses			453,303			3,161,946		(3,242,541)
Income (loss) from operations			(453,303)			(3,161,946)		(3,245,541)
Other (income) expense
Compensation expense, investors								2,600,080
Interest (income) expense, net			(49,265)	[1]		(66,830)	[1]	46,016
Earnings from investment			188,178	[1]		268,090	[2]	(278,962)	[2]
Other (income) expense, net			138,913			201,260		2,367,134
Net income (loss) before income taxes			(314,390)			(2,960,686)		(5,809,675)
Income tax provision	[1]
Net income (loss) before non-controlling interest			(314,390)			(2,960,686)		(5,609,675)	[1]
Net income (loss) attributable to non-controlling interest	[1]
Net income (loss) attributable to Loton Corp. stockholders			(314,390)			(2,960,686)		(5,809,675)
Other comprehensive income (loss)
FX translation gain (loss)	[1]
FX translation gain (loss) attributable to non-controlling interest	[1]
Other comprehensive income (loss) attributable to Loton Corp stockholders
Comprehensive income (loss)			$ (314,390)			$ (2,960,686)		$ (5,809,675)
Earnings Per Share:
- basic and diluted (in dollars per share)			$ (0.00)			$ (0.03)		$ (0.15)
Weighted average common shares outstanding:
- basic and diluted (in shares)			91,846,946			90,597,462

[1]	To remove balances of previously consolidated investment.
[2]	To reflect investment in KoKo under equity method.